Principles underlying preparation of consolidated financial statements - Summary of impact of IFRS 9 adoption (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Trade and other receivables	₽ 8,042	₽ 9,648
Deferred tax assets	157	245
Total assets	73,023	45,059
Liabilities
Other current liabilities	531	51
Net impact on equity, Including	25,706	21,157	₽ 19,969	₽ 22,436
Retained earnings	9,091	5,715
Loss allowance / Impairment
Assets
Trade and other receivables	(366)	(545)
Loans issued		(321)
Liabilities
Undrawn credit commitments	₽ (84)
Financial assets and undrawn credit commitments		(866)
Increase (decrease) due to application of IFRS 9
Assets
Trade and other receivables		(33)
Loans issued		(108)
Debt instruments		(5)
Deferred tax assets		49
Total assets		(97)
Liabilities
Other current liabilities		111
Total liabilities		111
Net impact on equity, Including		(208)
Retained earnings		(208)
Increase (decrease) due to application of IFRS 9 | Loss allowance / Impairment
Assets
Trade and other receivables		(33)
Loans issued		(108)
Debt instruments		(5)
Liabilities
Undrawn credit commitments		(111)
Financial assets and undrawn credit commitments		(257)
Opening balance after application of IFRS 9 | Loss allowance / Impairment
Assets
Trade and other receivables		(578)
Loans issued		(429)
Debt instruments		(5)
Liabilities
Undrawn credit commitments		(111)
Financial assets and undrawn credit commitments		₽ (1,123)